Scudder
Cash Investment Trust

Annual Report
June 30, 1997

Pure No-Load(TM) Funds

A money market fund for investors seeking stability and liquidity of capital and current income.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER [LOGO]

                                Table of Contents

 2  In Brief
 3  Letter from the Fund's President
 4  Portfolio Management Discussion
 7  Investment Portfolio
11  Financial Statements
14  Financial Highlights
15  Notes to Financial Statements
17  Report of Independent Accountants
20  Officers and Trustees
21  Investment Products and Services
22  Scudder Solutions
                                    In Brief

o Your Fund's investments in ultra short-term, high-quality securities contributed to a total return of 4.73% for the fiscal year ended June 30, 1997. The Fund's 30-day net annualized yield at the end of June was 4.73%.


o The Fund has recently adopted more flexible guidelines, and can now average out to 90 days in maturity to take advantage of the slightly higher yields on longer-maturity investments in the money-market universe.

o As rates edged higher on evidence of stronger economic growth late last year, we began to extend the Fund's average maturity. At the end of June, the Fund's average maturity stood at 73 days.

                     Page 2 -- Scudder Cash Investment Trust

                        Letter From the Fund's President

Dear Shareholders,

     Throughout Scudder Cash Investment Trust's 1997 fiscal year, inflation remained dormant, yet investors responded to strong economic growth as if higher prices were just around the corner. At the end of March, the Federal Reserve Board engineered a small increase in short-term interest rates, taking aim at inflation before many economists were aware it was a serious threat. The anticipation of this event in the financial markets affected all types of fixed-income investments. However, those most sensitive to changes in the level of interest rates -- longer-maturity bonds -- were the hardest hit.

     In contrast, your Fund's focus on the shortest-maturity and highest-quality money market securities permitted the Fund's share price to remain impervious to market volatility in keeping with its objective of maintaining a stable $1.00 share price. As the Fund's portfolio managers explain in the following letter, steps were also taken during the period to improve the Fund's yield.

     We would like to take this opportunity to introduce a newcomer to Scudder's mutual fund lineup: Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a relatively conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States. For a complete listing of Scudder's mutual fund offerings, see page 21.

     Despite near-term uncertainty, we believe the global economic landscape provides an excellent long-term backdrop for fixed-income investors. In the report that follows, your Fund's managers discuss the events of the past 12 months as well as their outlook for fiscal year 1998. Thank you for choosing Scudder Cash Investment Trust to help meet your investment needs. Please do not hesitate to call Investor Relations at 1-800-225-2470 with any questions, or visit our Web site at http://funds.scudder.com.

     Sincerely,


     /s/ David S. Lee
     David S. Lee
     President,
     Scudder Cash Investment Trust

                     Page 3 -- Scudder Cash Investment Trust

                         Portfolio Management Discussion

Dear Shareholders,

Over the course of your Fund's 1997 fiscal year, investors continued to grapple with an interesting paradox: growth without inflation. As the economy began its sixth year of uninterrupted growth, economists and other market pundits strained to see rising prices behind each new release of positive economic data. But inflation was nowhere in sight. The economy heated up in earnest in late 1996 and went on to deliver 5.9% GDP growth in the first quarter of 1997. Unemployment dropped to its lowest level since 1973, and investors widely anticipated March's increase in the federal funds rate. After much interim volatility, fixed-income investments rallied in the remaining weeks through June 30, as data began to suggest that growth in the second quarter would be slower.

Your Fund's investments in ultra short-term, high-quality securities helped it successfully navigate the changing tides of investor sentiment that proved detrimental to longer-maturity bonds during the period. Scudder Cash Investment Trust maintained its $1.00 share price throughout the period and, as interest rates edged higher, was able to provide a high level of income, contributing to a total return of 4.73% for the fiscal year. The Fund's 30-day net annualized yield at the end of June was 4.73%.

                             Fund Loosens Investment
                               Restrictions, Seeks
                                  Higher Yield

During the fiscal year, Scudder elected to discontinue having the Fund rated by independent agencies such as Standard & Poor's. In the past, the Fund sought and achieved the highest rating (AAA) in part by restricting the average maturity of the portfolio and by investing only in the highest-rated securities.

By eliminating these stringent agency guidelines, the Fund has greater flexibility to pursue a higher level of income. However, we intend to take a conservative approach when adding credit risk to the Fund, in accordance with the strict credit limitations mandate we have established with our credit research group.

In order to achieve a AAA rating by Standard & Poor's, the Fund had to limit the average maturity of its holdings to 60 days. The Fund can now extend to an average maturity of 90 days and take advantage of the slightly higher yields on longer-maturity investments in the money-market universe. Previously, the Fund was also unable to own A2/P2 commercial paper if it wished to achieve its AAA rating. A2/P2 commercial paper is generally issued by companies that pose a slightly greater credit risk than those of the highest quality. Utilizing Scudder's extensive corporate bond research talents, we believe we are able to identify A2/P2 issuers that offer higher yielding paper with what we believe is minimal added risk. That said, portfolio concentration in A2/P2 paper during the year was below 5% at any given time.


                     Page 4 -- Scudder Cash Investment Trust

                               Maturity Management
                                   Adds Value

Few tools are as important to the management of a money-market portfolio as its average maturity. From the start of the fiscal year, the Fund's average maturity remained below 50 days through the end of October. During this time, we anticipated interest rates would rise and sought to avoid any potential price volatility, confident that higher reinvestment rates were on the horizon. As rates edged higher on evidence of stronger economic growth late last year, we began to extend the Fund's average maturity. It wasn't until after the Federal Reserve raised short-term rates in March, however, that the average maturity was extended beyond 60 days. At the end of June, the Fund's average maturity stood at 73 days.

                              A Cautionary Outlook

By the end of June, longer-maturity bonds had recovered from their late-March selloff, and a host of crucial economic reports suggested that inflation is less of a threat than many predicted. The six-year-old expansion may very well wind down, paving the way for lower interest rates and a sustained bond market rally. Importantly, profit expectations may be overly optimistic, given that many companies are unable to raise prices. Also, at 5.5% the current federal funds rate does not constitute "easy money" in our view.

But the timing of an economic downturn is difficult to predict. For now, growth is strong and reported profits continue to exceed expectations. Although the Fed left interest rates unchanged at its May 20



                     Page 5 -- Scudder Cash Investment Trust
and July 2 meetings, it may find sufficient reason to raise rates later this year. Given this uncertain outlook for investors in longer-dated fixed-income instruments, we believe Scudder Cash Investment Trust will likely have another chance to demonstrate the value of owning a short-term investment vehicle as part of a well-diversified portfolio. Plus, with our newly broadened average maturity guidelines, we intend to take advantage of any future rate increases to boost the Fund's yield.

Sincerely,

Your Portfolio Management Team

/s/David B. Wines             /s/Stephen L. Akers
David B. Wines                Stephen L. Akers


/s/Debra A. Hanson            /s/K. Sue Cote
Debra A. Hanson               K. Sue Cote


                         Scudder Cash Investment Trust:
                          A Team Approach to Investing

Scudder Cash Investment Trust is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager David B. Wines assumed responsibility for the Fund's day-to-day management in 1996. Mr. Wines focuses on overall investment strategy and has eight years of investment industry experience. Stephen L. Akers, Portfolio Manager, joined the Fund's team in 1994 and has managed several fixed-income portfolios since joining Scudder in 1984. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has been with Scudder since 1983. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years experience working with short-term fixed-income investments.

                     Page 6 -- Scudder Cash Investment Trust

                                 Investment Portfolio as of June 30, 1997

                                                                                             Principal              Value ($)
                                                                                             Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 3.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 6/30/97 at 5.9%, to be repurchased at $46,534,625 on 7/1/97, collateralized by a $40,843,000 U.S. Treasury
  Note, 9.125%, 5/15/09 ....................................................................  46,527,000            46,527,000
Repurchase Agreement with State Street Bank and Trust Company dated 6/30/97 at 5.6%, to be repurchased at $5,034,783 on 7/1/97, collateralized by a $5,100,000 U.S. Treasury
  Bond, 6%, 5/31/98 ........................................................................   5,034,000             5,034,000
------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $51,561,000)                                                                      51,561,000
------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 56.9%
------------------------------------------------------------------------------------------------------------------------------
Health 1.7%
Pharmaceuticals
Schering Corp., 5.56%, 7/8/97* .............................................................  24,625,000            24,594,692
                                                                                                                   -----------
Communications 5.2%
Telephone/Communications
Ameritech Corp., 5.62%, 10/28/97* ..........................................................  20,000,000            19,628,000
Ameritech Corp., 5.535%, 12/22/97* .........................................................  35,000,000            34,050,625
BellSouth Telecommunications Inc., 5.525%, 9/15/97* ........................................  20,000,000            19,761,728
                                                                                                                   -----------
                                                                                                                    73,440,353
                                                                                                                   -----------
Financial 41.7%
Banks 10.0%
Abbey National North America, 5.295%, 8/11/97* .............................................  20,000,000            19,871,246
Abbey National North America, 5.5%, 11/26/97 ...............................................  40,000,000            39,957,262
Chase Bank USA, 5.55%, 11/13/97* ...........................................................  10,000,000             9,982,806
Chase Manhattan Bank, 5.53%, 7/31/97 .......................................................  10,000,000             9,997,622
Private Export Funding Corp., 5.39%, 8/25/97* ..............................................  24,990,000            24,775,499
Private Export Funding Corp., 5.53%, 12/23/97* .............................................  40,000,000            38,937,777
                                                                                                                   -----------
                                                                                                                   143,522,212
                                                                                                                   -----------
Insurance 5.2%
Prudential Funding Corp., 5.33%, 7/15/97* ..................................................  10,000,000             9,976,948
Prudential Funding Corp., 5.28%, 8/29/97* ..................................................  20,000,000            19,816,396
Prudential Funding Corp., 5.73%, 10/14/97* .................................................  45,000,000            44,260,650
                                                                                                                   -----------
                                                                                                                    74,053,994
                                                                                                                   -----------
Business Finance 3.5%
CIT Group Holdings Inc., 5.63%, 7/30/97* ...................................................  20,000,000            19,908,005
Corporate Asset Funding Corp., 5.52% 7/15/97* ..............................................  30,000,000            29,935,600
                                                                                                                   -----------
                                                                                                                    49,843,605
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                       7 -- Scudder Cash Investment Trust

                                                                                             Principal              Value ($)
                                                                                             Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Consumer Finance 5.2%
FCar Owner Trust I, 5.58%, 9/8/97* .........................................................  25,300,000            25,025,987
Ford Motor Credit Co., 5.66%, 10/9/97* .....................................................  30,000,000            29,537,589
Household Finance Corp., 5.65%, 7/29/97* ...................................................  20,000,000            19,911,057
                                                                                                                   -----------
                                                                                                                    74,474,633
                                                                                                                   -----------
Other Financial Companies 17.8%
American General Finance Corp., 5.34%, 7/2/97* .............................................  20,000,000            19,993,840
American General Finance Corp., 5.61%, 7/8/97* .............................................  40,000,000            39,950,486
Associates Corp. of North America, 5.65%, 8/5/97* ..........................................  40,000,000            39,778,888
Avco Financial Services Inc., 5.57%, 7/15/97* ..............................................  25,000,000            24,942,370
Avco Financial Services, Inc., 5.53%, 9/11/97* .............................................  30,000,000            29,661,158
Credit Suisse First Boston Corp., 5.527%, 4/15/98 ..........................................   9,617,941             9,617,941
General Electric Capital Corp., 5.55%, 8/12/97* ............................................  40,000,000            39,734,828
General Electric Capital Corp., 5.42%, 8/13/97* ............................................  20,000,000            19,865,356
Rincon Securities Inc., 5.57%, 9/9/97* .....................................................   6,000,000             5,934,088
Transamerica Finance Corp., 5.275%, 8/14/97* ...............................................  24,000,000            23,834,756
                                                                                                                   -----------
                                                                                                                   253,313,711
                                                                                                                   -----------
Manufacturing 5.1%
Office Equipment/Supplies
Pitney Bowes Credit Corp., 5.52%, 7/28/97* .................................................  25,000,000            24,896,500
Pitney Bowes Credit Corp., 5.64%, 10/7/97* .................................................  10,000,000             9,848,869
Pitney Bowes Credit Corp., 5.64%, 10/8/97* .................................................  22,000,000            21,664,205
Pitney Bowes Credit Corp., 5.63%, 11/17/97* ................................................  16,000,000            15,652,800
                                                                                                                   -----------
                                                                                                                    72,062,374
                                                                                                                   -----------
Energy 1.7%
Oil & Gas Production
Atlantic Richfield Co., 5.65%, 10/7/97* ....................................................  25,000,000            24,622,173
                                                                                                                   -----------
Utilities 1.5%
Electric Utilities
Pacific Gas & Electric Co., 5.51%, 7/22/97* ................................................  22,000,000            21,929,288
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $811,949,892)                                                                         811,857,035
------------------------------------------------------------------------------------------------------------------------------
Certificates Of Deposit 9.6%
------------------------------------------------------------------------------------------------------------------------------
Chase Bank Delaware, 5.81%, 12/5/97 ........................................................  15,000,000            14,998,495
Federal Farm Credit Bank, 5.6%, 11/3/97 ....................................................  10,000,000            10,001,600
LaSalle National Bank, 5.81%, 12/2/97 ......................................................  10,000,000             9,999,015
Mellon Bank Corp., 6.13%, 9/9/97 ...........................................................  15,000,000            15,004,846

    The accompanying notes are an integral part of the financial statements.


                       8 -- Scudder Cash Investment Trust

                                                                                              Principal             Value ($)
                                                                                              Amount ($)             (Note A)
------------------------------------------------------------------------------------------------------------------------------
Morgan Guaranty Trust Company, 5.955%, 6/22/98 .............................................  36,500,000            36,488,094
Morgan Guaranty Trust Company, 5.71%, 1/6/98 ...............................................  10,000,000             9,986,621
National Bank of Detroit, 5.76%, 2/3/98 ....................................................  10,000,000             9,989,081
NationsBank of South Carolina, N.A., 5.55%, 7/24/97 ........................................  30,000,000            30,000,000
------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $136,484,761)                                                                  136,467,752
------------------------------------------------------------------------------------------------------------------------------
U. S. Government Agency Obligations 10.7%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.25%, 7/14/99** ....................................  56,000,000            55,921,600
Student Loan Marketing Association, 5.42%, 10/30/97** ......................................  50,000,000            50,070,500
Student Loan Marketing Association, 5.25%, 7/12/99** .......................................  46,500,000            46,379,100
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $152,500,000)                                                       152,371,200
------------------------------------------------------------------------------------------------------------------------------
Medium-Term and Short-Term Notes 18.5%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.5%
Department & Chain Stores
Wal-Mart Stores Inc. Note, 5.5%, 3/1/98 ....................................................   8,200,000             8,178,352
                                                                                                                   -----------
Financial 18.0%
Banks 14.8%
Bank One, Columbus, N.A., Floating Rate Note, 5.69%, 6/10/98** .............................  30,000,000            29,978,100
Bank of America NT&SA, 5.87%, 1/5/98 .......................................................  35,000,000            35,006,476
Bankers Trust Co., Medium Term Note, 5.71%, 4/14/98** ......................................  30,000,000            30,000,000
FCC National Bank Note, 5.725%, 1/7/98 .....................................................  10,000,000             9,987,351
FCC National Bank Note, 5.73%, 8/21/97 .....................................................  10,000,000             9,997,083
FCC National Bank Note, 5.59%, 11/7/97 .....................................................  31,000,000            30,952,633
Fifth Third Bank, 5.45%, 7/11/97 ...........................................................  25,000,000            24,998,563
Huntington National Bank, 6.2%, 7/8/97 .....................................................   5,000,000             5,000,196
Huntington National Bank, 5.85%, 9/30/97 ...................................................  15,000,000            14,991,775
Pittsburgh National Bank, 5.591%, 7/1/97** .................................................  20,000,000            19,999,973
                                                                                                                   -----------
                                                                                                                   210,912,150
                                                                                                                   -----------
Other Financial Companies 3.2%
American Express Centurion, Floating Rate Bank Note, 5.658%, 4/24/98** .....................  20,000,000            20,000,000
First Bank Minnesota Corp., Floating Rate Bank Note, 5.648%, 11/19/97** ....................  25,000,000            24,997,500
                                                                                                                    ----------
                                                                                                                    44,997,500
------------------------------------------------------------------------------------------------------------------------------
Total Medium-Term and Short-Term Notes (Cost $264,162,501)                                                         264,088,002
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                       9 -- Scudder Cash Investment Trust

                                                                                             Principal              Value ($)
                                                                                             Amount ($)             (Note A)
------------------------------------------------------------------------------------------------------------------------------
Fixed Time Deposits 0.7%
------------------------------------------------------------------------------------------------------------------------------
Financial                                                                                                        -------------
National Bank of Detroit, 5.74%, 1/22/98 (Cost $10,000,000) ................................  10,000,000             9,987,966
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $1,426,658,154) (a)                                                    1,426,332,955
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $1,426,658,154. At June 30, 1997, net unrealized depreciation for all securities based on tax cost was $325,199. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $135,052 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $460,251.

    * Bond equivalent yield to maturity; not a coupon rate. (Unaudited)

   ** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of June 30, 1997.

    The accompanying notes are an integral part of the financial statements.


                       10 -- Scudder Cash Investment Trust

                              Financial Statements
                       Statement of Assets and Liabilities
                               as of June 30, 1997

 Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Investments, at value (identified cost $1,426,658,154) .............      $1,426,332,955
                  Cash ...............................................................                 370
                  Receivable for Fund shares sold ....................................          10,244,030
                  Interest receivable ................................................          11,058,021
                  Other assets .......................................................              48,232
                                                                                           ----------------
                  Total assets .......................................................       1,447,683,608

 Liabilities
 ----------------------------------------------------------------------------------------------------------------------------
                  Payable for Fund shares redeemed ...................................          15,636,071
                  Dividends payable ..................................................             253,951
                  Accrued management fee .............................................             492,255
                  Other payables and accrued expenses ................................             677,814
                                                                                           ----------------
                  Total liabilities ..................................................          17,060,091
                  -----------------------------------------------------------------------------------------
                  Net assets, at value                                                      $1,430,623,517
                  -----------------------------------------------------------------------------------------
 Net Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Unrealized depreciation on investments .............................            (325,199)
                  Accumulated net realized loss ......................................            (459,101)
                  Paid-in capital ....................................................       1,431,407,817
                  -----------------------------------------------------------------------------------------
                  Net assets, at value                                                      $1,430,623,517
                  -----------------------------------------------------------------------------------------
 Net Asset Value
 ----------------------------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                  ($1,430,623,517/1,430,702,947 outstanding shares of
                  beneficial interest, $.01 par value, unlimited number                    ----------------
                     of shares authorized) ...........................................               $1.00
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                       11 -- Scudder Cash Investment Trust

                             Statement of Operations
                            year ended June 30, 1997

 Investment Income
 ------------------------------------------------------------------------------------------------------------------------------
                  Interest ...........................................................       $  79,522,543
                                                                                           ----------------
                  Expenses:
                  Management fee .....................................................           5,944,464
                  Services to shareholders ...........................................           5,587,530
                  Custodian and accounting fees ......................................             253,722
                  Trustees' fees and expenses ........................................              38,301
                  Reports to shareholders ............................................             395,021
                  Registration fees ..................................................              70,388
                  Legal ..............................................................              33,783
                  Auditing ...........................................................              39,710
                  Other ..............................................................              66,989
                                                                                           ----------------
                  Total expenses before reductions ...................................          12,429,908
                  Expense reductions .................................................              (2,420)
                                                                                           ----------------
                  Expenses, net ......................................................          12,427,488
                  -----------------------------------------------------------------------------------------
                  Net investment income                                                         67,095,055
                  -----------------------------------------------------------------------------------------

 Unrealized gain on investment transactions
 ------------------------------------------------------------------------------------------------------------------------------
                  Net unrealized appreciation during the period on investments .......             911,613
                  -----------------------------------------------------------------------------------------
                  Net gain on investments                                                          911,613
                  -----------------------------------------------------------------------------------------
                  -----------------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations                       $  68,006,668
                  -----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                       12 -- Scudder Cash Investment Trust

                       Statements of Changes in Net Assets
                                                                                   Years Ended June 30,
 Increase (Decrease) in Net Assets                                                 1997             1996
 ---------------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment income ...................................    $ 67,095,055     $ 68,809,419
                  Net unrealized appreciation on investment transactions
                     during the period ....................................         911,613          268,338
                                                                            ---------------   --------------
                  Net increase in net assets resulting from operations ....      68,006,668       69,077,757
                                                                            ---------------   --------------
                  Distributions to shareholders:
                  From net investment income ..............................     (67,095,055)     (68,809,419)
                                                                            ---------------   --------------
                  Fund share transactions in net asset value of
                  $1.00 per share: Shares sold ............................   2,146,433,255    1,734,972,406
                  Net asset value of shares issued to shareholders in
                  reinvestment of distributions............................      62,538,989       64,180,974
                  Shares redeemed .........................................  (2,166,626,217)  (1,932,327,819)
                                                                            ---------------   --------------
                  Net increase (decrease) in net assets from Fund share
                  transactions ............................................      42,346,027     (133,174,439)
                                                                            ---------------   --------------
                  Increase (decrease) in net assets .......................      43,257,640     (132,906,101)
                  Net assets at beginning of period .......................   1,387,365,877    1,520,271,978
                                                                            ---------------   --------------
                  Net assets at end of period .............................  $1,430,623,517   $1,387,365,877
                                                                            ---------------   --------------

    The accompanying notes are an integral part of the financial statements.


                       13 -- Scudder Cash Investment Trust

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                Years Ended June 30,

                                            1997    1996    1995    1994     1993    1992    1991    1990     1989    1988
 ----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of           ------------------------------------------------------------------------------------
    period .............................  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
                                         ------------------------------------------------------------------------------------
 Net investment income .................    .046     .048    .048    .027    .027     .047    .069    .080    .082     .064
 Distributions from net investment
    income and net realized capital
    gains ..............................   (.046)   (.048)  (.048)  (.027)  (.027)   (.047)  (.069)  (.080)  (.082)   (.064)
                                          -----------------------------------------------------------------------------------
 Net asset value, end of period ........  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
 ----------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ......................    4.73     4.89    4.90    2.77    2.75     4.76    7.13    8.23    8.49     6.59
 Ratios and Supplemental Data
 Net assets, end of period ($ millions).   1,431    1,387   1,520   1,430   1,119    1,361   1,736   1,644   1,563    1,370
 Ratio of operating expenses, net to
    average daily net assets (%)........     .86      .83     .78     .82     .78      .70     .66     .67     .66      .68
 Ratio of operating expenses before
    expense reduction, to average
    daily net assets (%)................     .86      .83     .78     .82     .78      .70     .66     .67     .66      .68
 Ratio of net investment income
    to average daily net assets (%).....    4.63     4.79    4.84    2.78    2.72     4.58    6.91    7.93    8.21     6.44


                       14 -- Scudder Cash Investment Trust

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Cash Investment Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which have remaining maturities of sixty days or less are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Portfolio securities for which market quotations are readily available and which have remaining maturities of sixty-one days or more from the date of valuation are valued at market. On the sixtieth day prior to maturity and thereafter until maturity, securities originally purchased with more than sixty days remaining to maturity are valued at amortized cost calculated daily, based upon the market valuation of the securities on the sixty-first day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of the Fund. Repurchase agreements are valued at cost which, when combined with accrued interest receivable, approximates market.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required. At June 30, 1997, the Fund had a net tax basis capital loss carryforward of approximately $459,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2004, ($279,000) and June 30, 2005 ($180,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of twelve o'clock noon on each business day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to the shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment transactions are accounted for on a trade-date basis (which in most instances is the same as the settlement date). Interest income is accrued pro rata to maturity. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.


                       15 -- Scudder Cash Investment Trust

                               B. Related Parties

Under the Fund's Investment Advisory Agreement (the "Agreement") with Scudder Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next $500,000,000 of such net assets and 0.35% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, effective June 30, 1997, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than .85% of average daily net assets until October 31, 1998. For the year ended June 30, 1997, the fee pursuant to the Agreement amounted to $5,944,464 which was equivalent to an annual effective rate of .41% of the Fund's average daily net assets.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended June 30, 1997, the amount charged to the Fund by SSC aggregated $2,907,025, of which $225,977 is unpaid at June 30, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended June 30, 1997, the amount charged to the Fund by STC aggregated $1,699,834, of which $155,350 is unpaid at June 30, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1997, the amount charged to the Fund by SFAC aggregated $105,874, of which $8,818 is unpaid at June 30, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At June 30, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $67,107.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended June 30, 1997, Trustees' fees and expenses aggregated $38,301.


                       16 -- Scudder Cash Investment Trust

                        Report of Independent Accountants

To the Board of Trustees and the Shareholders of Scudder Cash Investment Trust:

We have audited the accompanying statement of assets and liabilities of Scudder Cash Investment Trust, including the investment portfolio, as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Cash Investment Trust as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
August 5, 1997

                       17 -- Scudder Cash Investment Trust

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                                  intentionally
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                    Page 18 -- Scudder Cash Investment Trust

                                    This Page
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                    Page 19 -- Scudder Cash Investment Trust

                              Officers and Trustees


David S. Lee*
President and Trustee

Dudley H. Ladd*
Vice President and Trustee

E. Michael Brown*
Trustee

Henry P. Becton, Jr.
Trustee; President and
General Manager, WGBH
Educational Foundation

Dawn-Marie Driscoll
Trustee;  Executive Fellow,
Center for Business Ethics;
President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate
Director and Trustee

George M. Lovejoy, Jr.
Trustee; President and
Director, Fifty Associates

Stephen L. Akers*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

David Wines*
Vice President

* Scudder, Stevens & Clark, Inc.

                    Page 20 -- Scudder Cash Investment Trust

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


                    Page 21 -- Scudder Cash Investment Trust

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------


                    Page 22 -- Scudder Cash Investment Trust


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.




                    Page 23 -- Scudder Cash Investment Trust

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

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